Quarterly Holdings Report
for
Fidelity Freedom® 2015 Fund
December 31, 2022
F15-NPRT3-0323
1.811323.118
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.39% 1/5/23 to 3/30/23 (b) (Cost $8,636,279)	8,680,000	8,638,784

Domestic Equity Funds - 18.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	4,148,940	36,220,245
Fidelity Series Blue Chip Growth Fund (c)	9,791,943	97,723,592
Fidelity Series Commodity Strategy Fund (c)	401,944	42,340,810
Fidelity Series Growth Company Fund (c)	13,079,555	180,105,471
Fidelity Series Intrinsic Opportunities Fund (c)	4,996,551	57,560,263
Fidelity Series Large Cap Stock Fund (c)	10,645,729	175,973,895
Fidelity Series Large Cap Value Index Fund (c)	3,971,488	54,766,822
Fidelity Series Opportunistic Insights Fund (c)	7,604,893	108,826,023
Fidelity Series Small Cap Discovery Fund (c)	1,730,440	17,114,054
Fidelity Series Small Cap Opportunities Fund (c)	4,804,976	56,074,071
Fidelity Series Stock Selector Large Cap Value Fund (c)	10,317,074	122,773,175
Fidelity Series Value Discovery Fund (c)	6,914,090	102,051,972
TOTAL DOMESTIC EQUITY FUNDS (Cost $903,640,184)		1,051,530,393

International Equity Funds - 21.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	5,946,394	78,076,157
Fidelity Series Emerging Markets Fund (c)	6,000,093	46,440,719
Fidelity Series Emerging Markets Opportunities Fund (c)	26,769,074	418,132,938
Fidelity Series International Growth Fund (c)	13,836,575	197,309,560
Fidelity Series International Small Cap Fund (c)	3,643,932	54,075,957
Fidelity Series International Value Fund (c)	19,638,561	196,974,771
Fidelity Series Overseas Fund (c)	18,152,469	197,135,814
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,030,959,328)		1,188,145,916

Bond Funds - 54.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	47,727,257	442,908,943
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	41,435,778	319,055,493
Fidelity Series Emerging Markets Debt Fund (c)	4,019,646	29,504,201
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	1,123,705	9,764,998
Fidelity Series Floating Rate High Income Fund (c)	542,842	4,766,155
Fidelity Series High Income Fund (c)	3,688,562	29,729,813
Fidelity Series International Credit Fund (c)	679,317	5,230,739
Fidelity Series International Developed Markets Bond Index Fund (c)	25,650,998	215,724,891
Fidelity Series Investment Grade Bond Fund (c)	178,523,418	1,758,455,666
Fidelity Series Long-Term Treasury Bond Index Fund (c)	40,158,083	235,326,366
Fidelity Series Real Estate Income Fund (c)	1,109,490	10,473,588
TOTAL BOND FUNDS (Cost $3,533,034,515)		3,060,940,853

Short-Term Funds - 5.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	10,228,764	10,230,810
Fidelity Series Government Money Market Fund 4.35% (c)(e)	238,007,919	238,007,919
Fidelity Series Short-Term Credit Fund (c)	4,759,174	45,450,112
TOTAL SHORT-TERM FUNDS (Cost $295,589,535)		293,688,841

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,771,859,841)	5,602,944,787
NET OTHER ASSETS (LIABILITIES) - 0.0%	449,818
NET ASSETS - 100.0%	5,603,394,605

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	777	Mar 2023	87,254,672	(235,768)	(235,768)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	130	Mar 2023	14,030,859	(104,553)	(104,553)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	251	Mar 2023	33,712,438	72,166	72,166

TOTAL PURCHASED					(268,155)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	238	Mar 2023	45,945,900	1,283,286	1,283,286
MSCI EAFE Index Future (United States)	276	Mar 2023	26,901,720	433,581	433,581
MSCI Emerging Markets Index Future (United States)	374	Mar 2023	17,940,780	169,225	169,225

TOTAL SOLD					1,886,092

TOTAL FUTURES CONTRACTS					1,617,937
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,638,784.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	3,775,940	74,223,968	67,769,098	123,799	-	-	10,230,810	0.0%
Total	3,775,940	74,223,968	67,769,098	123,799	-	-	10,230,810

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	403,622,833	156,081,339	81,710,273	22,322,038	(1,727,714)	(33,357,242)	442,908,943
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	348,333,155	109,400,743	63,628,590	20,208,486	(6,874,023)	(68,175,792)	319,055,493
Fidelity Series All-Sector Equity Fund	53,591,604	2,960,646	10,852,498	1,953,590	(1,118,899)	(8,360,608)	36,220,245
Fidelity Series Blue Chip Growth Fund	88,009,589	61,869,356	21,657,166	3,361,549	(3,329,486)	(27,168,701)	97,723,592
Fidelity Series Canada Fund	111,413,681	6,670,099	23,664,458	2,489,457	2,773,977	(19,117,142)	78,076,157
Fidelity Series Commodity Strategy Fund	106,409,323	53,860,508	62,490,762	48,764,307	(13,018,960)	(42,419,299)	42,340,810
Fidelity Series Emerging Markets Debt Fund	36,236,031	2,036,560	4,798,366	1,335,198	(1,170,428)	(2,799,596)	29,504,201
Fidelity Series Emerging Markets Debt Local Currency Fund	12,084,433	15,037	1,842,867	-	(369,103)	(122,502)	9,764,998
Fidelity Series Emerging Markets Fund	60,275,531	6,937,210	11,064,197	1,181,179	(1,183,474)	(8,524,351)	46,440,719
Fidelity Series Emerging Markets Opportunities Fund	543,107,325	58,651,516	103,848,689	10,101,724	(15,652,311)	(64,124,903)	418,132,938
Fidelity Series Floating Rate High Income Fund	7,286,212	282,690	2,494,836	276,963	(304,149)	(3,762)	4,766,155
Fidelity Series Government Money Market Fund 4.35%	326,177,576	69,484,911	157,654,568	3,453,926	-	-	238,007,919
Fidelity Series Growth Company Fund	219,311,620	59,842,297	44,688,879	1,048,076	(7,054,062)	(47,305,505)	180,105,471
Fidelity Series High Income Fund	43,519,997	1,642,997	10,912,415	1,611,969	(1,181,644)	(3,339,122)	29,729,813
Fidelity Series Inflation-Protected Bond Index Fund	96,196,107	678,396	94,953,717	673,176	2,424,195	(4,344,981)	-
Fidelity Series International Credit Fund	5,973,826	297,604	24,642	297,604	523	(1,016,572)	5,230,739
Fidelity Series International Developed Markets Bond Index Fund	220,849,536	55,083,470	36,505,372	1,710,421	(3,365,109)	(20,337,634)	215,724,891
Fidelity Series International Growth Fund	255,759,481	28,936,478	52,639,468	6,797,283	(7,158,019)	(27,588,912)	197,309,560
Fidelity Series International Small Cap Fund	70,761,452	4,933,815	9,823,823	3,288,194	(1,060,826)	(10,734,661)	54,075,957
Fidelity Series International Value Fund	258,333,603	25,336,449	64,036,125	6,657,217	3,139,663	(25,798,819)	196,974,771
Fidelity Series Intrinsic Opportunities Fund	209,183,146	36,123,306	142,670,061	36,011,327	47,478,493	(92,554,621)	57,560,263
Fidelity Series Investment Grade Bond Fund	2,268,373,481	156,906,269	459,800,283	45,951,581	(44,574,184)	(162,449,617)	1,758,455,666
Fidelity Series Large Cap Stock Fund	195,039,129	53,746,790	47,578,789	11,679,076	712,863	(25,946,098)	175,973,895
Fidelity Series Large Cap Value Index Fund	73,414,879	3,968,830	15,531,796	2,001,208	3,880,091	(10,965,182)	54,766,822
Fidelity Series Long-Term Treasury Bond Index Fund	295,971,520	50,165,992	42,935,063	5,184,856	(5,639,019)	(62,237,064)	235,326,366
Fidelity Series Opportunistic Insights Fund	112,370,035	44,431,840	22,699,104	5,150,691	(3,501,243)	(21,775,505)	108,826,023
Fidelity Series Overseas Fund	257,182,773	26,758,429	51,123,350	3,579,751	(3,031,135)	(32,650,903)	197,135,814
Fidelity Series Real Estate Income Fund	26,108,428	1,479,046	13,587,168	1,462,077	210,157	(3,736,875)	10,473,588
Fidelity Series Short-Term Credit Fund	81,709,941	1,946,338	36,940,843	712,807	(1,197,864)	(67,460)	45,450,112
Fidelity Series Small Cap Discovery Fund	24,194,354	4,350,487	5,362,239	3,560,750	247,457	(6,316,005)	17,114,054
Fidelity Series Small Cap Opportunities Fund	79,379,204	5,557,388	18,139,812	3,050,105	(903,502)	(9,819,207)	56,074,071
Fidelity Series Stock Selector Large Cap Value Fund	164,294,684	15,599,992	39,024,069	8,750,578	5,481,567	(23,578,999)	122,773,175
Fidelity Series Value Discovery Fund	124,984,516	14,776,436	28,512,322	5,203,004	7,661,056	(16,857,714)	102,051,972
	7,179,459,005	1,120,813,264	1,783,196,610	269,830,168	(49,405,112)	(883,595,354)	5,584,075,193

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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